Employment benefit plan (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of defined benefit plans [abstract]
Schedule of employee benefits liability

	March 31,
	2025	2026
Defined benefit obligation	87,180	126,358
Liability for compensated absences	41,200	63,376
Total liability	128,380	189,734

Current	62,550	86,011
Non Current	65,830	103,723
Total	128,380	189,734
Net Unfunded liability	87,180	126,358

Summary of changes in present value of obligation and fair value of plan assets

Movement in obligation

	March 31,
	2025	2026
Present value of obligation at beginning of year	76,876	99,657
On account of business combination	15,833	-
Interest cost	5,543	6,209
Current service cost	12,563	14,245
Past service cost	-	27,099
Remeasurement (gain)/loss on obligation	-	-
-economic assumptions	1,641	(2,592)
-demographic assumptions	448	(872)
-experience assumptions	1,037	7,216
Benefits paid	(14,284)	(11,739)
Present value of obligation at closing of year	99,657	139,223

Movement in plan assets*

	March 31,
	2025	2026
Fair value of plan assets at beginning of the year	5,427	12,477
On account of business combination	6,937	-
Employer contributions	-	-
Benefits paid	(849)	(1,457)
Return on plan assets (excluding amounts included in net interest expense)	890	839
Actuarial (gain)/loss on plan assets	72	52
Fair value of plan assets at end of the year	12,477	11,911

*	plan assets represents investment made by the Company in LIC funds.

Schedule of unfunded liability	Unfunded liability
	March 31,
	2025	2026
Current	21,350	22,557
Non-current	65,830	103,801
Unfunded liability recognized in statement of financial position	87,180	126,358

Schedule of components of cost recognized in profit or loss	Components of cost recognized in profit/(loss)
	2024	2025	2026
Current service cost	8,437	12,563	14,245
Past service cost	(1,633)	-	27,099
Net interest cost	3,686	4,653	5,369
	10,490	17,216	46,713

Summary of amounts for actuarial loss on obligation recognized in other comprehensive income	Amount recognized in other comprehensive income
	2024	2025	2026
Remeasurement loss on obligation*	6,006	3,061	(3,690)

*	Refer to Note 31 for the movement during the year.

Schedule of actuarial assumptions used for estimating defined benefit obligations

The principal actuarial assumptions used for estimating the Group’s defined benefit obligations are set out below:

March 31,
	2025	2026
Discount rate	6.54%- 6.85%	6.68%- 7.80%
Future salary increase	5.00%	5.00%
Average expected future working life (years)	3.21-16.09	3.47-18.46
Retirement age (years)	60-65 years	65 years
Mortality table	IALM* (2012-14) Ultimate
Withdrawal rate (%)
Ages
Upto 30 years	2%-27%	2%-39%
From 31 to 44 years	2%-31%	2%-30%
Above 44 years	2%-31%	2%-19%

*	Indian Assured Lives Mortality (2012-14) Ultimate represents published mortality table used for mortality assumption.

Summary of sensitivity analysis of actuarial assumptions used in computation of defined benefit obligation

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	March 31,
	2025	2026
a) Impact of the change in discount rate
a) Impact due to increase of 0.50%	(9,616)	(8,190)
b)Impact due to decrease of 0.50%	15,688	16,040

b) Impact of the change in salary increase
a) Impact due to increase of 0.50%	14,872	16,000
b) Impact due to decrease of 0.50%	(8,718)	(8,190)

Schedule of expected contributions to the defined benefit plan in future years

The following payments are expected contributions to the defined benefit plan in future years:

	March 31,
	2025	2026
Year 1	27,720	38,223
Year 2	17,335	20,575
Year 3	14,401	17,779
Year 4	12,037	16,376
Year 5	9,501	13,763
Year 6-10	28,428	40,932
Above 10	33,562	60,323
Total expected payments	142,984	207,971

Schedule of defined contribution plans

During the year, the Group has realized the following amounts in the Statement of Profit and Loss (refer to note 11)

	March 31,
	2025	2026
Employer’s contribution to Employees’ Provident fund	61,281	46,264
Contribution to Pension fund	1,750	18,800
Employer’s contribution to Labor Welfare Fund	630	733
	63,661	65,797